Trade Notes and Accounts Receivable, Net - Receivables Past Due but Not Impaired (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 31,941	$ 1,077	$ 31,022
Receivables past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	449		400
Receivables past due but not impaired [Member] | Less than 30 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	328		256
Receivables past due but not impaired [Member] | 31-60 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	36		47
Receivables past due but not impaired [Member] | 61-90 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	7		9
Receivables past due but not impaired [Member] | 91-120 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	70		74
Receivables past due but not impaired [Member] | 121-180 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	1		1
Receivables past due but not impaired [Member] | More than 181 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 7		$ 13